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                                  UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2000

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           The Danforth Associates, Inc.
Address:        One Hollis Street
                Suite 206
                Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Danforth
Title:  President
Phone:  800-443-4427
Signature, Place, and Date of Signing:

        Stuart Gould Danforth   Wellesley, MA   September 30, 2000


Report Type:

(X)     13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                                FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $252,555,348


                                        FORM 13F   INFORMATION TABLE
                                                                                 DISCRETION             AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP        MARKET VALUE     SHARES   (A) SOLE    MANAGER    (C) NONE
--------------------    --------------  ---------      ------------     -------  ----------  -------    -------
ADC TELECOM             COM             000886101       $ 2,110,728      78,492         X       1          X

AMERICAN INT'L GROUP    COM             026874107       $ 5,098,831      53,286         X       1          X

AMGEN INC.              COM             031162100       $ 2,978,513      42,655         X       1          X

APPLIED MATERIALS       COM             038222105       $ 2,730,415      46,034         x       1          X

AUTOMATIC DATA PROC.    COM             053015103       $ 5,679,359      84,925         X       1          X

BANK OF NEW YORK        COM             064057102       $ 7,056,923     125,876         X       1          X

CISCO SYSTEMS           COM             17275R102       $ 8,461,869     150,156         X       1          X

CITIGROUP INC           COM             172967101       $ 9,933,482     183,739         X       1          X

COLGATE PALMOLIVE       COM             194162103       $ 2,978,650      63,107         X       1          X

CORNING                 COM             219350105       $ 7,005,636      23,588         X       1          X


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EMC CORP.               COM             268648102       $12,611,872     127,232         X       1          X

ENRON                   COM             293561106       $ 7,409,132      84,555         X       1          X

EXXON MOBIL             COM             30231G102       $ 8,074,814      90,601         X       1          X

FANNIE MAE              COM             313586109       $ 7,224,432     101,041         X       1          X

GENERAL ELECTRIC        COM             369604103       $12,948,825     224,465         X       1          X

INTEL CORP              COM             458140100       $ 7,881,883     189,637         X       1          X

IBM                     COM             458140100       $ 5,454,000      48,480         X       1          X

INTERPUBLIC GROUP       COM             460690100       $ 5,317,813     156,117         X       1          X

JOHNSON & JOHNSON       COM             478160104       $ 2,520,357      26,830         X       1          X

LOWES COS.              COM             548661107       $ 6,088,012     135,666         X       1          X

MEDTRONIC               COM             585055106       $11,986,989     231,351         X       1          X

MERCK & CO              COM             589331107       $ 5,325,071      71,537         X       1          X

MERRILL LYNCH           COM             590188108       $ 2,081,376      31,536         X       1          X

MICROSOFT               COM             594918104       $ 3,998,330      66,293         X       1          X

NORTEL NETWORKS         COM             656569100       $11,014,655     184,926         X       1          X


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ORACLE                  COM             68389X105       $ 4,671,608      59,322         X       1          X

PE BIOSYSTEMS           COM             714041100       $  8,885,106     76,267         X       1          X

PFIZER INC              COM             717081103       $16,255,377     361,733         X       1          X

SOLECTRON               COM             834182107       $ 4,296,636      93,152         X       1          X

SUN MICROSYSTEMS        COM             866810104       $11,599,463      99,353         X       1          X

TARGET                  COM             87612E106       $ 4,779,883     186,532         X       1          X

TEXAS INSTRUMENTS       COM             882508104       $ 6,863,799     145,458         X       1          X

TIME WARNER             COM             887315109       $ 8,110,221     103,645         X       1          X

TYCO INTERNATIONAL      COM             902124106       $ 4,795,584      92,445         X       1          X

UNITED TECHNOLOGIES     COM             913017109       $ 1,939,416      28,006         X       1          X

WALGREEN CO.            COM             931422109       $ 9,916,652     261,391         X       1          X

WELLS FARGO             COM             949746101       $ 2,669,687      58,115         X       1          X

XILINX                  COM             983919101       $ 3,799,952      44,379         X       1          X
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